Income Tax/ Deferred Tax (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Argentina [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	30.00%	35.00%
Paraguay [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	10.00%
Brazil [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	34.00%
Uruguay [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%